Leases - Components of operating lease expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Jan. 31, 2025
Leases
Operating lease cost	$ 998	$ 927	$ 1,957	$ 1,835
Short-term lease cost	152	116	289	236
Total operating lease cost	1,150	1,043	2,246	2,071
Operating cash outflows from operating leases included in measurement of lease liabilities	1,114	1,113	2,133	2,067
New right-of-use assets obtained in exchange for lease obligations	$ 1,065	$ 571	$ 1,455	$ 1,524
Weighted average remaining lease term (years)	2 years 9 months 18 days		2 years 9 months 18 days		2 years 10 months 24 days
Weighted average discount rate (%)	5.20%		5.20%		5.10%